Income Taxes (Details Narrative) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net income loss	$ (6,798)	¥ (47,532)			¥ 51,497	¥ (26,795)
PRC statutory income tax rates	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax paid	$ 244	¥ 1,707			¥ 15,422	¥ 4,790
Unrecognized tax position
Valuation allowance		1,079				¥ 503
PRC Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards		141,754			¥ 128,627
PRC Subsidiaries [Member] | 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards		359
PRC Subsidiaries [Member] | 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards		67,448
PRC Subsidiaries [Member] | 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards		¥ 73,947
ShanghaiIntchains [Member]
Operating Loss Carryforwards [Line Items]
PRC statutory income tax rates	25.00%	25.00%	25.00%	25.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Net income loss | $				$ 2
PRC statutory income tax rates	8.25%	8.25%	8.25%	8.25%
HONG KONG | PRC Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
With holding tax rate	5.00%	5.00%	5.00%	5.00%
Noncontrolling interest, ownership percentage		25.00%
Operating losses years	5 years	5 years	5 years	5 years	10 years
HONG KONG | Above Two Million Hongkong Dollars [Member]
Operating Loss Carryforwards [Line Items]
PRC statutory income tax rates	16.50%	16.50%	16.50%	16.50%
SINGAPORE
Operating Loss Carryforwards [Line Items]
PRC statutory income tax rates	17.00%	17.00%	17.00%	17.00%
Income tax paid		¥ 325
SINGAPORE | First Ten Thousand Dollars [Member]
Operating Loss Carryforwards [Line Items]
Percentage of exemption on net chargeable income	75.00%	75.00%	75.00%	75.00%
SINGAPORE | First Ten Thousand Dollars [Member] | Partial Tax Exemption [Member]
Operating Loss Carryforwards [Line Items]
Net income loss | $			$ 10
Percentage of exemption on net chargeable income	50.00%	50.00%	50.00%	50.00%
SINGAPORE | First Ten Thousand Dollars [Member] | Start Up Tax Exemption [Member]
Operating Loss Carryforwards [Line Items]
Percentage of exemption on net chargeable income	75.00%	75.00%	75.00%	75.00%
SINGAPORE | Next 290000 Singapore Dollars [Member] | Start Up Tax Exemption [Member]
Operating Loss Carryforwards [Line Items]
Net income loss | $			$ 190
SINGAPORE | First 100000 Singapore Dollars [Member] | Start Up Tax Exemption [Member]
Operating Loss Carryforwards [Line Items]
Net income loss | $			100
SINGAPORE | Next 100000 Singapore Dollars [Member] | Start Up Tax Exemption [Member]
Operating Loss Carryforwards [Line Items]
Net income loss | $			$ 100
Percentage of exemption on net chargeable income	50.00%	50.00%	50.00%	50.00%
SINGAPORE | No Expiration Date [Member] | Intchains Pte. Ltd [Member]
Operating Loss Carryforwards [Line Items]
Operating tax losses		¥ 269
CHINA
Operating Loss Carryforwards [Line Items]
PRC statutory income tax rates	25.00%	25.00%	25.00%	25.00%
With holding tax rate	10.00%	10.00%	10.00%	10.00%
CHINA | ShanghaiIntchains [Member]
Operating Loss Carryforwards [Line Items]
Tax holiday period	5 years	5 years	5 years	5 years
Tax holiday full exemption Period	2 years	2 years	2 years	2 years
Tax holiday half exemption Period	3 years	3 years	3 years	3 years
Enterprise income tax carry forward period for net operating losses	10 years	10 years	10 years	10 years	5 years
CHINA | ShanghaiIntchains [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Percentage of after utilizing all prior years tax losses	0.00%	0.00%	0.00%	0.00%
CHINA | ShanghaiIntchains [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Percentage of after utilizing all prior years tax losses	12.50%	12.50%	12.50%	12.50%